Cover	May 30, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 30, 2023
Entity File Number	001-40756
Entity Registrant Name	MINORITY EQUALITY OPPORTUNITIES ACQUISITION INC.
Entity Central Index Key	0001859310
Entity Tax Identification Number	86-3436718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Executive Court
Entity Address, City or Town	Waxahachie
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75165
City Area Code	214
Local Phone Number	444-7321
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, and one Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, and one Warrant
Trading Symbol	MEOAU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MEOA
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	MEOAW
Security Exchange Name	NASDAQ